Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Accrued bonus	$ 447,488	$ 349,000
Professional fees	255,822	123,756	$ 85,088
Accrued vacation	27,851	25,945	20,328
Other	155,851	7,910	1,394
Accrued expenses and other current liabilities	$ 887,012	$ 506,611	$ 106,810